CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenues		$ 3,668	$ 3,666	$ 2,503
Direct operating costs		(1,334)	(1,378)	(778)
General and administrative expenses		(80)	(75)	(67)
Profit (loss) from operating activities		2,254	2,213	1,658
Interest expense		(1,155)	(1,065)	(697)
Share of earnings (losses) from investments in associates		25	0	(20)
Remeasurement of shares classified as financial liability		(441)	(477)	34
Mark-to-market and foreign currency revaluation		61	(116)	23
Other income (expense)		341	(118)	(24)
Income before income tax		1,085	437	974
Income tax (expense) recovery
Current		(379)	(356)	(348)
Deferred		(6)	(9)	(20)
Net income		700	72	606
Attributable to:
Brookfield Infrastructure Partners L.P.	[1]	(241)	(608)	111
Non-controlling interests		$ 941	$ 680	$ 495

[1]	Net income following the Arrangement is attributable to the partnership as a result of the partnership holding all of the class B shares issued by our company. Net income prior to the Arrangement is attributable to the partnership as a result of the partnership holding all of the class C shares issued by BIHC. Please refer to Note 3(b), Material Accounting Policy Information, for further details.